Finance Leases (Details) - Schedule of Lease Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease costs
Finance lease expense, Statement of Income Location	Cost of goods sold
Finance lease expense	$ 338,627